Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued Liabilities	Accrued Liabilities

	December 31, 2021	December 31, 2020
	$	$
Interest including interest rate swaps	27,554	34,595
Payroll and benefits	40,020	44,167
Audit, legal and other general expenses	16,446	16,383
Voyage and vessel expenses	46,139	31,107
Income and other tax payable	2,638	1,289
	132,797	127,541